Fair value measurements	12 Months Ended
Dec. 31, 2012
Fair value measurements [Abstract]
Fair value measurements

3. Fair value measurements

FASB ASC Topic 820 defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

FASB ASC Topic 820 establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument's categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. FASB ASC Topic 820 establishes three levels of inputs that may be used to measure fair value:

•	Level 1-Valuations based on unadjusted quoted prices in active markets for identical assets or liabilities that the Company holds. An active market for the asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

•	Level 2-Valuation based on quoted prices in markets that are not active for which all significant inputs are observable, either directly or indirectly.

•	Level 3-Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The Company adopted FASB ASC Topic 820, "Fair Value Measurements and Disclosures", on January 1, 2008 for all financial assets and liabilities and nonfinancial assets and liabilities that are recognized or disclosed at fair value in the consolidated financial statements on a recurring basis (at least annually). FASB ASC Topic 820 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. The Company has not adopted FASB ASC Topic 820 for nonfinancial assets and nonfinancial liabilities, as these items are not recognized at fair value on a recurring basis. The adoption of FASB ASC Topic 820 for all financial assets and liabilities did not have any impact on the Company's consolidated financial statements and the Company does not expect to have any impact on the Company's consolidated financial statements if FASB ASC Topic 820 for nonfinancial assets and liabilities is adopted.

Financial instruments include cash, accounts receivable, prepayments and other receivables, short-term borrowings from banks, accounts payable, accrued expenses and other payables. The carrying amounts of cash, accounts receivable, prepayments and other receivables, short-term loans, accounts payable, accrued expenses and other payables are reasonable approximates of their fair value due to the short-term maturities of these instruments. All the financial instruments are for trade purposes. No level 2 or 3 fair value assessment has been made.